Vessels, net (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Vessels, net - Consolidated Statement of Financial Position

	Vessels cost	Vessels accumulated depreciation	Dry docking costs	Accumulated depreciation of dry-docking costs	Net Book Value
Balance at January 1, 2020	149,579	(101,858)	7,600	(7,079)	48,242
Additions/ Dry Docking Component	18,028	—	4,283	—	22,311
Impairment loss	(4,615)	—	—	—	(4,615)
Depreciation expense	—	(2,253)	—	(1,335)	(3,588)
Balance at December 31, 2020	162,992	(104,111)	11,883	(8,414)	62,350
Additions/ Dry Docking Component	70,746	—	4,044	—	74,790
Depreciation expense	—	(3,665)	—	(2,751)	(6,416)
Balance at December 31, 2021	233,738	(107,776)	15,927	(11,165)	130,724
Additions/ Dry Docking Component	1,178	—	7,438	—	8,616
Depreciation expense	—	(5,233)	—	(4,646)	(9,879)
Balance at December 31, 2022	234,916	(113,009)	23,365	(15,811)	129,461

Vessels, net - Consolidated Statement of Comprehensive Income/ (loss)

	For the year ended December 31,
	2022	2021	2020
Vessels depreciation	5,233	3,665	2,253
Depreciation on office furniture and equipment	40	39	33
Depreciation of right of use asset (Note 18)	327	206	112
Total	5,600	3,910	2,398

Vessels, net - Impairment loss

Vessel	For the year ended December 31, 2020
m/v River Globe	(332)
m/v Sky Globe	(1,231)
m/v Star Globe	(460)
m/v Sun Globe	(2,013)
m/v Moon Globe	(579)
Impairment loss	(4,615)